LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2019
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

10.   LAND USE RIGHTS, NET

Land use rights held by the Company represent operating lease prepayments and are amortized over the remaining term of the respective rights.

	As of December 31,
	2018	2019
	RMB	RMB	US$
Cost	159,494	249,804	35,882
Accumulated amortization	(12,001)	(16,650)	(2,392)
Land use rights, net	147,493	233,154	33,490

The carrying amounts of land use rights pledged by the Company to secure banking borrowings (Note 13) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Land use rights	16,403	15,989	2,297